Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 450,285,499.20
Previously Paid Amount	0.00
Total Fee Amount	62,184.43
Total Offset Amount	0.00
Net Fee	$ 62,184.43